Shareholders equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Shareholders Equity
Number of warrants outstanding, Beginning	9,080,374	1,072,865
Number of warrants, Issued		8,333,334
Number of warrants, Exercised	(8,333,334)	(325,825)
Number of warrants outstanding, Ending	747,040	9,080,374
Number of warrants exercisable	747,040
Weighted average exercise price, Beginning	$ 2.40	$ 2.40
Weighted average exercise price, Issued	0	2.40
Weighted average exercise price, Exercised	2.40	2.40
Weighted average exercise price, Expired	0	0
Weighted average exercise price, End	2.40	$ 2.40
Weighted average exercise price exercisable	$ 2.40